DEBT	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
DEBT	DEBT

(In thousands)	Maturity Date	As of December 31, 2024	As of December 31, 2023
2022 Term Loan	July 2026	$153,125	$161,875
Note Payable	May 2024	830	968
2022 Revolving Credit Facility	July 2026	15,000	—
Unamortized debt issuance costs		(2,339)	(3,050)
Net carrying amount		$166,616	$159,793
Less: Current portion of long-term debt		(29,479)	(8,529)
Total long-term portion		$137,137	$151,264
Note Payable — Directors and Officers (“D&O”) Insurance
In July 2024, the Company entered into an agreement with a financing company for $1.6 million to finance its D&O insurance policy. The terms of the agreement stipulated equal monthly payments of principal and interest payments of $0.2 million over a ten-month period, ending in May 2025. Interest is accrued on this loan at an annual rate of 8.25%.
In August 2023, the Company entered into an agreement with a financing company for $2.4 million to finance its D&O insurance policy. The terms of the agreement stipulated equal monthly payments of principal and interest payments of $0.2 million over a ten-month period, ending in May 2024, which had been fully repaid as of December 31, 2024. Interest was accrued on this loan at an annual rate of 8.2%.
2022 Credit Agreement
In June 2022, Waldencast Finco Limited, a wholly-owned subsidiary of the Company (the “2022 Credit Agreement Borrower”), together with Waldencast and certain of its subsidiaries as guarantors (the “2022 Credit Agreement Parent Guarantor”), entered into the 2022 Credit Agreement with the 2022 Credit Agreement Lenders and JPMorgan, as administrative agent for the 2022 Credit Agreement Lenders (the “2022 Credit Agreement Lenders”). The 2022 Credit Agreement provides the Company with access to a term loan of $175.0 million (the “2022 Term Loan”) and a revolving credit capacity with a current borrowing capacity of up to $45.0 million (the “2022 Revolving Credit Facility”), of which up to $7.5 million may be available, at 2022 Credit Agreement Borrower’s option, to be drawn in form of letters of credit (“2022 Letter of Credit”). The 2022 Credit Agreement is secured by the assets of the Company. The 2022 Credit Agreement restricts the Company’s ability to make certain distributions or dividends, subject to a number of enumerated exceptions.
The 2022 Credit Agreement matures on July 27, 2026, four years following the funding date. Borrowings under the 2022 Credit Agreement may accrue interest at a rate per annum equal to, at the 2022 Credit Agreement Borrower’s election, either alternate base rate plus an applicable margin of 2.5% per annum or a term benchmark rate plus an applicable margin of 3.5% per annum. As of December 31, 2024, borrowings under the 2022 Credit Agreement consisted entirely of term benchmark borrowings at a borrowing rate of 7.9% per annum.
In connection with the issuance of the 2022 Credit Agreement, the Company incurred $6.3 million of debt issuance costs. As of December 31, 2024, the weighted average interest rate was 8.7% for the 2022 Term Loan and 8.7% for the 2022 Revolving Credit Facility. The current portion of the 2022 Term Loan and the 2022 Revolving Credit Facility was $15.3 million and $15.0 million, respectively. The current portion of the unamortized debt issuance costs on the 2022 Term Loan and the 2022 Revolving Credit Facility was $1.2 million and $0.5 million, respectively. The accrued interest was $1.4 million as of December 31, 2024. Unamortized debt issuance costs on the 2022 Letter of Credit is $0.1 million, which is recorded in other current assets in the consolidated balance sheets.
Scheduled maturities under the Company’s 2022 Credit Agreement and the Note Payable as of December 31, 2024 are as follows:
(In thousands)

Year Ending December 31,
2025	$31,142
2026	137,813
2027	—
2028	—
2029	—
Total unpaid principal	$168,955
Waiver and Consent and Amendment to the 2022 Credit Agreement
On April 26, 2024, the 2022 Credit Agreement Borrower, 2022 Credit Agreement Parent Guarantor, JPMorgan and the required lenders entered into an amendment (the “Third Amendment”) to the 2022 Credit Agreement. Among other things, the Third Amendment: (i) waived certain historical breaches of the financial covenant, (ii) modified the existing financial covenants, (iii) reduced the revolving commitments of the lenders by $5.0 million in the aggregate to $45.0 million, (iv) lowered the existing minimum liquidity covenant to $10.0 million and (v) extended the Covenant Relief Period until December 31, 2024.